VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.5%
		Communication Services: 1.4%
141,764		Entravision Communications Corp.	$1,006,525	0.3
111,906		Fox Corp. - Class B	4,153,951	1.1
14,491	(1)	Townsquare Media, Inc.	189,397	0.0
			5,349,873	1.4

		Consumer Discretionary: 10.0%
72,290	(1)	Accel Entertainment, Inc.	877,601	0.2
24,804		Advance Auto Parts, Inc.	5,181,307	1.4
11,594	(1)	BJ's Restaurants, Inc.	484,165	0.1
83,866		BorgWarner, Inc.	3,623,850	0.9
27,800	(2)	Bridgestone Corp.	1,315,252	0.4
16,511		Brunswick Corp.	1,573,003	0.4
9,777		Cracker Barrel Old Country Store, Inc.	1,367,216	0.4
33,480	(1)	Dave & Buster's Entertainment, Inc.	1,283,288	0.3
38,245	(1)	Dollar Tree, Inc.	3,660,811	1.0
19,809	(1)	Hayward Holdings, Inc.	440,552	0.1
81,608	(1)	Honda Motor Co., Ltd. ADR	2,502,917	0.6
19,621	(1)	Malibu Boats, Inc.	1,373,078	0.4
31,378	(1)	MarineMax, Inc.	1,522,460	0.4
2,280	(1)	Mohawk Industries, Inc.	404,472	0.1
24,841		OneWater Marine, Inc.	998,857	0.3
25,696		Penske Auto Group, Inc.	2,585,018	0.7
16,345		Polaris, Inc.	1,955,843	0.5
36,912	(1)	Red Robin Gourmet Burgers, Inc.	851,191	0.2
25,352	(1)	Skyline Champion Corp.	1,522,641	0.4
30,963	(1)	Sodexo SA	2,706,024	0.7
48,183		Tapestry, Inc.	1,783,735	0.5
			38,013,281	10.0

		Consumer Staples: 7.0%
148,259		Conagra Brands, Inc.	5,021,532	1.3
52,508		Edgewell Personal Care Co.	1,906,040	0.5
30,817		General Mills, Inc.	1,843,473	0.5
15,375	(1),(2)	Honest Co., Inc./The	159,593	0.0
17,174		JM Smucker Co.	2,061,395	0.5
29,053		Kellogg Co.	1,857,068	0.5
19,831		Kimberly-Clark Corp.	2,626,418	0.7
132,349		Koninklijke Ahold Delhaize NV	4,406,960	1.2
213,943		Orkla ASA	1,963,610	0.5
33,641		Spectrum Brands Holdings, Inc.	3,218,434	0.8
21,728		Sysco Corp.	1,705,648	0.5
			26,770,171	7.0

		Energy: 4.0%
106,187		Baker Hughes Co.	2,626,004	0.7
56,823	(1)	ChampionX Corp.	1,270,562	0.3
75,489		ConocoPhillips	5,115,890	1.3
92,733		Devon Energy Corp.	3,292,949	0.9
23,451	(1)	Earthstone Energy, Inc.	215,749	0.0
18,263	(2),(3)	Enviva Partners L.P.	987,846	0.3
1,538	(1)	NCS Multistage Holdings, Inc.	45,140	0.0
10,515		Pioneer Natural Resources Co.	1,750,853	0.5
			15,304,993	4.0

		Financials: 21.8%
81,972		Aflac, Inc.	4,273,200	1.1
18,716		Allstate Corp.	2,382,734	0.6
6,864		A-Mark Precious Metals, Inc.	411,977	0.1
10,533		Ameriprise Financial, Inc.	2,781,976	0.7
27,962		Ameris Bancorp.	1,450,669	0.4
7,039		Arthur J. Gallagher & Co.	1,046,347	0.3
37,021		Axis Capital Holdings Ltd.	1,704,447	0.5
130,817		Bank of New York Mellon Corp.	6,781,553	1.8
39,853		BankUnited, Inc.	1,666,652	0.4
99,729		Capitol Federal Financial, Inc.	1,145,886	0.3
36,399		Chubb Ltd.	6,314,499	1.7
7,258		Commerce Bancshares, Inc.	505,737	0.1
87,957	(3)	Compass Diversified Holdings	2,477,749	0.7
49,040	(1)	Donnelley Financial Solutions, Inc.	1,697,765	0.4
16,298		Eastern Bankshares, Inc.	330,849	0.1
21,376	(1)	Enact Holdings, Inc.	468,776	0.1
61,279		First BanCorp. Puerto Rico	805,819	0.2
89,667		First Hawaiian, Inc.	2,631,726	0.7
5,632		First Mid Bancshares, Inc.	231,250	0.1
117,035		FNB Corp.	1,359,947	0.4
55,941		Home Bancshares, Inc./Conway AR	1,316,292	0.3
9,162		Independent Bank Corp.	697,686	0.2
23,835		Independent Bank Group, Inc.	1,693,238	0.4
14,702		James River Group Holdings Ltd.	554,706	0.2
20,414		M&T Bank Corp.	3,048,627	0.8
53,467		Northern Trust Corp.	5,764,277	1.5
85,679		Old National Bancorp.	1,452,259	0.4
16,393		Origin Bancorp, Inc.	694,244	0.2
37,425		Pacific Premier Bancorp, Inc.	1,550,892	0.4
13,275		Premier Financial Corp.	422,676	0.1
19,388		ProAssurance Corp.	461,047	0.1
28,127		Prosperity Bancshares, Inc.	2,000,674	0.5
23,858		Provident Financial Services, Inc.	559,947	0.2
6,177		QCR Holdings, Inc.	317,745	0.1
37,574		Reinsurance Group of America, Inc.	4,180,483	1.1
9,706		Renasant Corp.	349,901	0.1
142		Signature Bank	38,664	0.0
20,416		SouthState Corp.	1,524,463	0.4
17,283		State Street Corp.	1,464,216	0.4
12,492		T. Rowe Price Group, Inc.	2,457,176	0.6
24,274		TowneBank/Portsmouth VA	755,164	0.2
79,718		Truist Financial Corp.	4,675,461	1.2

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
24,285		UMB Financial Corp.	$2,348,602	0.6
173,768		Valley National Bancorp	2,312,852	0.6
10,427		Veritex Holdings, Inc.	410,407	0.1
28,645		Westamerica Bancorp.	1,611,568	0.4
			83,132,825	21.8

		Health Care: 11.8%
19,280	(1)	Apria, Inc.	716,252	0.2
1,675		Baxter International, Inc.	134,720	0.0
11,092		Becton Dickinson & Co.	2,726,635	0.7
78,936		Cardinal Health, Inc.	3,904,175	1.0
30,096	(1)	Centene Corp.	1,875,282	0.5
69,040		Cerner Corp.	4,868,701	1.3
41,708	(1)	Envista Holdings Corp.	1,743,811	0.5
56,647	(1)	Henry Schein, Inc.	4,314,236	1.1
46,513		Koninklijke Philips Electronics NV	2,067,038	0.5
18,102		McKesson Corp.	3,609,177	0.9
6,527		National Healthcare Corp.	456,759	0.1
34,610		Patterson Cos., Inc.	1,043,145	0.3
10,173		Premier, Inc.	394,305	0.1
30,286		Quest Diagnostics, Inc.	4,400,859	1.2
33,457		Universal Health Services, Inc.	4,629,445	1.2
56,578		Zimmer Biomet Holdings, Inc.	8,280,756	2.2
			45,165,296	11.8

		Industrials: 16.7%
12,357		Albany International Corp.	949,883	0.3
17,925		Arcosa, Inc.	899,297	0.2
384,578		BAE Systems PLC	2,912,816	0.8
8,705		Barrett Business Services, Inc.	663,843	0.2
52,165	(1)	Beacon Roofing Supply, Inc.	2,491,400	0.7
29,265		Brink's Co.	1,852,474	0.5
34,470	(1)	Ceco Environmental Corp.	242,669	0.1
39,011	(1)	Charah Solutions, Inc.	179,451	0.0
40,130	(1)	Colfax Corp.	1,841,967	0.5
71,575	(1)	Cornerstone Building Brands, Inc.	1,045,711	0.3
5,063		Crane Co.	480,023	0.1
5,914		Cummins, Inc.	1,328,048	0.4
42,812		Deluxe Corp.	1,536,523	0.4
64,264	(1)	DIRTT Environmental Solutions	199,218	0.1
23,504	(1)	DXP Enterprises, Inc.	695,013	0.2
18,145	(1)	Dycom Industries, Inc.	1,292,650	0.3
47,185		Emerson Electric Co.	4,444,827	1.2
7,584		EnPro Industries, Inc.	660,718	0.2
81,419	(1)	Gates Industrial Corp. PLC	1,324,687	0.4
19,890		General Dynamics Corp.	3,899,037	1.0
20,809	(1)	GMS, Inc.	911,434	0.2
14,901		Graham Corp.	184,772	0.1
1,351	(1)	GXO Logistics, Inc.	105,972	0.0
21,965		Healthcare Services Group, Inc.	548,905	0.1
110,552		Heartland Express, Inc.	1,771,043	0.5
11,288		Hubbell, Inc.	2,039,403	0.5
2,132		Hurco Cos, Inc.	68,778	0.0
23,827		IMI PLC	532,935	0.1
1,733		Johnson Controls International plc	117,983	0.0
98,887	(1)	KAR Auction Services, Inc.	1,620,758	0.4
7,853	(1)	Karat Packaging, Inc.	165,149	0.0
30,199		KBR, Inc.	1,189,841	0.3
21,859		Korn Ferry	1,581,717	0.4
30,471		Loomis AB	827,002	0.2
14,731		Luxfer Holdings PLC	289,169	0.1
455		Luxfer Holdings PLC ADR	8,932	0.0
46,920		MSC Industrial Direct Co.	3,762,515	1.0
7,725	(1)	NV5 Global, Inc.	761,453	0.2
126,824		nVent Electric PLC	4,100,220	1.1
21,878		Oshkosh Corp.	2,239,651	0.6
28,990		Paccar, Inc.	2,287,891	0.6
17,384		Republic Services, Inc.	2,087,123	0.5
92,181	(1)	Southwest Airlines Co.	4,740,869	1.2
35,422		Tecnoglass, Inc.	769,720	0.2
28,768		Timken Co.	1,882,003	0.5
			63,535,493	16.7

		Information Technology: 8.7%
5,456		Advanced Energy Industries, Inc.	478,764	0.1
21,866		Amdocs Ltd.	1,655,475	0.4
70,067	(1)	Avaya Holdings Corp.	1,386,626	0.4
50,892		Avnet, Inc.	1,881,477	0.5
9,750		Belden, Inc.	568,035	0.2
40,164		CDK Global, Inc.	1,708,978	0.4
7,610	(1)	Coherent, Inc.	1,903,185	0.5
14,039	(1)	Cohu, Inc.	448,406	0.1
14,863	(1)	Euronet Worldwide, Inc.	1,891,763	0.5
48,413		EVERTEC, Inc.	2,213,443	0.6
16,203	(1)	F5 Networks, Inc.	3,220,832	0.8
123,664		HP, Inc.	3,383,447	0.9
17,227	(1)	IBEX Holdings Ltd.	292,859	0.1
50,037	(1)	II-VI, Inc.	2,970,196	0.8
65,766		Juniper Networks, Inc.	1,809,880	0.5
14,201	(1)	Kaltura, Inc.	146,128	0.0
24,660		Kulicke & Soffa Industries, Inc.	1,437,185	0.4
53,700		Open Text Corp.	2,617,338	0.7
4,697		TE Connectivity Ltd.	644,522	0.2
31,911	(1)	Teradata Corp.	1,830,096	0.5
16,022		Vontier Corp.	538,339	0.1
			33,026,974	8.7

		Materials: 5.0%
94,010		Amcor PLC	1,089,576	0.3
79,067	(1)	Axalta Coating Systems Ltd.	2,307,966	0.6
140,549		Graphic Packaging Holding Co.	2,676,053	0.7
16,026		Minerals Technologies, Inc.	1,119,256	0.3
144,909		Mondi PLC	3,551,139	0.9
15,905		Packaging Corp. of America	2,185,983	0.6
102,380		Pactiv Evergreen, Inc.	1,281,798	0.3
80,344		Sonoco Products Co.	4,786,895	1.3
			18,998,666	5.0

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: 5.8%
89,092	Brandywine Realty Trust	$1,195,615	0.3
22,011	CareTrust REIT, Inc.	447,263	0.1
28,461	Cousins Properties, Inc.	1,061,311	0.3
19,186	Easterly Government Properties, Inc.	396,383	0.1
2,620	Equinix, Inc.	2,070,141	0.6
7,654	Essex Property Trust, Inc.	2,447,290	0.7
35,816	Four Corners Property Trust, Inc.	962,018	0.3
16,516	Getty Realty Corp.	484,084	0.1
14,166	Healthcare Realty Trust, Inc.	421,863	0.1
104,506	Healthcare Trust of America, Inc.	3,099,648	0.8
104,194	Healthpeak Properties, Inc.	3,488,415	0.9
11,194	Highwoods Properties, Inc.	490,969	0.1
26,461	Kite Realty Group Trust	538,746	0.1
3,344	Lexington Realty Trust	42,636	0.0
65,844	MGM Growth Properties LLC	2,521,825	0.7
9,910	National Health Investors, Inc.	530,185	0.1
13,670	Physicians Realty Trust	240,865	0.1
5,970	Regency Centers Corp.	401,960	0.1
10,634	Sabra Healthcare REIT, Inc.	156,532	0.0
27,458	(1) Summit Hotel Properties, Inc.	264,421	0.1
24,217	Weyerhaeuser Co.	861,399	0.2
		22,123,569	5.8

	Utilities: 5.3%
22,998	Atmos Energy Corp.	2,028,424	0.5
81,501	Edison International	4,520,860	1.2
23,168	Evergy, Inc.	1,441,050	0.4
20,715	Eversource Energy	1,693,658	0.4
64,792	NorthWestern Corp.	3,712,582	1.0
53,668	Pinnacle West Capital Corp.	3,883,416	1.0
22,625	South Jersey Industries, Inc.	481,007	0.1
30,123	Spire, Inc.	1,842,925	0.5
10,995	Xcel Energy, Inc.	687,188	0.2
		20,291,110	5.3

	Total Common Stock
	(Cost $319,508,324)	371,712,251	97.5

EXCHANGE-TRADED FUNDS: 0.2%
7,975	iShares Russell Mid-Cap Value ETF	903,169	0.2

	Total Exchange-Traded Funds
	(Cost $933,228)	903,169	0.2

	Total Long-Term Investments
	(Cost $320,441,552)	372,615,420	97.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.6%
	Repurchase Agreements: 0.6%
1,000,000	(4) Bank of America Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $1,000,001, collateralized by various U.S. Government Agency Obligations, 1.500%-5.000%, Market Value plus accrued interest $1,020,000, due 09/01/31-07/01/60)	$1,000,000	0.3
422,779	(4) Daiwa Capital Markets, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $422,780, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $431,235, due 11/15/21-10/01/51)	422,779	0.1
1,000,000	(4) RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $1,000,001, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 10/31/21-05/01/58)	1,000,000	0.2

	Total Repurchase Agreements
	(Cost $2,422,779)	2,422,779	0.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.0%
7,425,806	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $7,425,806)	7,425,806	2.0

	Total Short-Term Investments
	(Cost $9,848,585)	9,848,585	2.6

	Total Investments in Securities (Cost $330,290,137)	$382,464,005	100.3
	Liabilities in Excess of Other Assets	(1,011,349)	(0.3)
	Net Assets	$381,452,656	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Security is a Master Limited Partnership.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of September 30, 2021.

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Common Stock
Communication Services	$5,349,873	$–	$–	$5,349,873
Consumer Discretionary	33,992,005	4,021,276	–	38,013,281
Consumer Staples	20,399,601	6,370,570	–	26,770,171
Energy	15,304,993	–	–	15,304,993
Financials	83,132,825	–	–	83,132,825
Health Care	45,165,296	–	–	45,165,296
Industrials	60,622,677	2,912,816	–	63,535,493
Information Technology	33,026,974	–	–	33,026,974
Materials	15,447,527	3,551,139	–	18,998,666
Real Estate	22,123,569	–	–	22,123,569
Utilities	20,291,110	–	–	20,291,110
Total Common Stock	354,856,450	16,855,801	–	371,712,251
Exchange-Traded Funds	903,169	–	–	903,169
Short-Term Investments	7,425,806	2,422,779	–	9,848,585
Total Investments, at fair value	$363,185,425	$19,278,580	$–	$382,464,005
Other Financial Instruments+
Forward Foreign Currency Contracts	–	262,901	–	262,901
Total Assets	$363,185,425	$19,541,481	$–	$382,726,906
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(4,633)	$–	$(4,633)
Total Liabilities	$–	$(4,633)	$–	$(4,633)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

At September 30, 2021, the following forward foreign currency contracts were outstanding for VY® American Century Small-Mid Cap Value Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY 14,135,924	USD 127,533	Bank of America N.A.	12/30/21	$(396)
USD 3,454,312	JPY 378,347,341	Bank of America N.A.	12/30/21	51,496
USD 81,938	JPY 9,169,582	Bank of America N.A.	12/30/21	(727)
USD 8,118,658	EUR 6,906,028	Credit Suisse AG	12/31/21	102,591
GBP 153,179	USD 209,956	JPMorgan Chase Bank N.A.	12/31/21	(3,510)
USD 6,244,126	GBP 4,573,433	JPMorgan Chase Bank N.A.	12/31/21	80,320
USD 26,863	SEK 234,469	UBS AG	12/30/21	51
USD 695,810	SEK 6,017,323	UBS AG	12/30/21	7,725
USD 1,636,691	NOK 14,137,139	UBS AG	12/30/21	20,718
				$258,268

Currency Abbreviations
EUR	-	EU Euro
GBP	-	British Pound
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $338,733,029.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$59,000,019
Gross Unrealized Depreciation	(14,549,582)
Net Unrealized Appreciation	$44,450,437